Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense income [line items]
Tax effect of tax losses	$ 160,052	$ 167,030
Tax effect of total losses not recognized as deferred tax assets	160,052	167,030
Deductible temporary differences for which deferred tax assets have not been recognized	11,967	11,253
Temporary differences associated with investments in subsidiaries	546,403	$ 788,137
Turkey [member]
Major components of tax expense income [line items]
Increase in deferred income tax expense due to exchange difference	$ 24,595